Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock par value (in Dollars per share)	$ 1.00	$ 1.00
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	3,760,557	3,760,557
Treasury stock, shares issued	314,878	315,668